Commitments & Contingencies	12 Months Ended
Dec. 31, 2021
Commitments & Contingencies
Commitments & Contingencies

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

On February 11, 2021, the Company paid a fixed underwriting discount of $0.20 per Unit, or $5,520,000 in the aggregate. Additionally, a deferred underwriting discount of $0.35 per Unit, or $9,660,000 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement.

Attorney Fees

The Company has incurred business combination related legal fees, none of which are payable until consummation of the proposed Brivo Business Combination. At December 31, 2021 total fees incurred amounted to approximately $4.4 million. Of the total legal fees, 20% or approximately $880,000 are contingent upon consummation of a business combination. If the Company is unable to complete a business combination within the Combination Period, no funds held in the Trust Account may be used to settle any balance due. The Company continues to incur business combination related legal fees and the ultimate amount of such payments will be quantified at or near the time of closing.

Legal Proceedings

As of the date of this Form 10-K, and in connection with the Business Combination with Brivo, Crown has received two demand letters by purported stockholders of Crown. On January 4, 2022, Crown received a demand letter by a purported stockholder of Crown. The demand letter alleges, among other things, that the Crown board of directors violated certain sections of the Exchange Act by authorizing the filing of a materially incomplete and misleading registration statement with the SEC. The demand letter seeks, among other things, that Crown provide additional disclosures related to the Business Combination. On January 14, 2022, Crown received a demand letter by a purported stockholder of Crown. The demand letter alleges, among other things, that Crown filed a registration statement that omits material information with respect to the Business Combination. The demand letter seeks, among other things, that Crown provide additional disclosures related to the Business Combination. Crown believes that the claims asserted in these demand letters are without merit and intends to defend vigorously against all claims asserted.

Additional potential plaintiffs may file lawsuits challenging the Business Combination. The outcome of any future litigation is uncertain.

In connection with determining the probability of loss associated with such legal proceedings and whether any potential losses associated therewith are estimable, the Company takes into account what is believed to be all relevant known facts and circumstances, and what is believed to be reasonable assumptions regarding the application of those facts and circumstances to existing agreements, laws and regulations.

Accordingly, the Company can provide no assurance that the outcome of the various legal proceedings that the Company is currently involved in, or will become involved with in the future, will not, individually or in the aggregate, have a material adverse effect on the Company's balance sheet, statement of operations or cash flows.